Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets - USD ($)		6 Months Ended
		Dec. 31, 2023	Jun. 30, 2023
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		$ 7,305,792	$ 7,161,109
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost		144,683
Ending balance of total right-of-use assets, at cost		7,305,792	7,161,109
Beginning balance of accumulated lease expense			(1,526,807)
Increase /(Decrease) in accumulated lease expense		(338,846)
Exchange rate translation accumulated lease expense		6,146
Ending balance of accumulated lease expense		(1,859,507)
Beginning balance of Operating lease right-of-use assets, net		5,446,285	5,634,302
Increase /(Decrease) in Operating lease right-of-use assets, net		(338,846)
Exchange rate translation of Operating lease right-of-use assets, net		150,829
Ending balance of Operating lease right-of-use assets, net		5,446,285	5,634,302
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,117,836	2,075,895
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost		41,941
Ending balance of total right-of-use assets, at cost		2,117,836	2,075,895
Villas [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		2,090,339	2,048,942
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost		41,397
Ending balance of total right-of-use assets, at cost		2,090,339	2,048,942
Farmland [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[1]	2,117,836	2,075,895
Increase/(Decrease) in right-of-use assets, at cost	[1]
Exchange rate translation of right-of-use assets, at cost	[1]	41,941
Ending balance of total right-of-use assets, at cost	[1]	2,117,836	2,075,895
Warehouse [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	[2]	733,073	718,555
Increase/(Decrease) in right-of-use assets, at cost	[2]
Exchange rate translation of right-of-use assets, at cost	[2]	14,518
Ending balance of total right-of-use assets, at cost	[2]	733,073	718,555
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		246,708	241,822
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost		4,886
Ending balance of total right-of-use assets, at cost		$ 246,708	$ 241,822

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.
[2]	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.